SCHEDULE OF ASSETS (HELD AT END OF YEAR (Details) - NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, current value	$ 339,104
Total	$ 44,282,587
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	11.50%	11.50%
Investment, Identifier [Axis]: Fidelity Brokerage Services LLC | BrokerageLink Account
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, plan interest excluding plan interest in master trust	$ 4,641,343
Investment, Identifier [Axis]: Northrop Grumman Defined Contribution Plans Master Trust | Participation in Northrop Grumman Defined Contribution Plans Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, plan interest in master trust, current value	39,301,997
Investment, Identifier [Axis]: State Street Bank and Trust Company | State Street Bank and Trust Company short-term investment fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, plan interest excluding plan interest in master trust	$ 143